Retirement benefits	12 Months Ended
Dec. 31, 2022
Retirement benefits [Abstract]
Retirement benefits

15    Retirement benefits

The Company has employee benefit plans in the form of certain statutory and other programs covering its employees.

Defined benefit plan (Unfunded)

In accordance with Indian law, the Company provides a defined benefit retirement plan (the “Gratuity Plan”) covering substantially all of its Indian employees. The Gratuity Plan provides a lump-sum payment to vested employees upon retirement or termination of employment in an amount based on each employee’s salary and duration of employment with the Company. The Gratuity Plan benefit cost for the year is calculated on an actuarial basis. The Company contributes the required funding for all ascertained liabilities to the Gratuity Plan. There is no plan asset against the defined benefit plan.

The following table sets forth the amounts recognized in the Company’s consolidated financial statements based on actuarial valuations carried out as of December 31, 2022 and 2021:

	Year ended December 31,
	2022	2021
Change in benefit obligation
Projected benefit obligation at the beginning	230,588	205,139
Interest costs	11,676	10,174
Service costs	52,170	49,243
Actuarial gain	(31,227)	(14,553)
Benefits paid	(6,602)	(14,634)
Effect of exchange rate changes	(23,827)	(4,781)
Projected benefit obligation at the end	232,778	230,588

Amounts recognized in the consolidated balance sheets consist of:
Current liabilities (recorded under accrued expenses and other current liabilities)	44,493	44,277
Non-current liabilities (recorded under other liabilities)	188,285	186,311
Unfunded amount recognized	232,778	230,588

Net defined benefit plan costs include the following components for:

	Year ended December 31,
	2022	2021
Interest costs	11,676	10,174
Service costs	52,170	49,243
Actuarial gain	(31,227)	(14,553)
Total	32,619	44,864

The Company estimates that it will pay $38,780 in fiscal 2023 related to contributions to defined benefit plans.

The principal assumptions used in determining gratuity for the Company’s plans are shown below:

	As of December 31,
	2022	2021
Discount rate	7%	5%
Rate of increase in compensation per annum	15%	15%
Retirement age (in years)	58	58

The Company evaluates these assumptions based on projections of the Company’s long-term growth and prevalent industry standards.

The expected benefit plan payments set forth below reflect expected future service:

Year ending December 31,	Amounts
2023	38,780
2024	38,166
2025	37,111
2026	34,401
2027	33,544
Thereafter	95,701
277,703

The Company’s expected benefit plan payments are based on the same assumptions that were used to measure the Company’s benefit obligations as of December 31, 2022.

Defined contribution plans

The Company makes contributions, determined as a specified percentage of employee salaries, in respect of qualifying employees towards defined contribution schemes. For the year ended December 31, 2022 and 2021, the Company contributed $73,031 and $44,755, respectively, to defined contribution plans in India.